Property and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 361,563,000	$ 350,824,000
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment pledged as security	89,600,000	126,400,000
Trade and Other Payables
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 0	$ 1,300,000